RELATED PARTY TRANSACTIONS - Advances from Related Parties (Details) - USD ($)					12 Months Ended
	Aug. 09, 2024	Jun. 30, 2024	May 09, 2024	Feb. 09, 2024	Dec. 31, 2022	Dec. 31, 2024	Dec. 27, 2024	Dec. 31, 2023	Jun. 30, 2023
RELATED PARTY TRANSACTIONS
Advances from related parties					$ 319,166			$ 3,104,097	$ 1,968,116
Proceeds from related party					$ 480,000
Number of shares issued for settlement				2,000,000
Liabilities settled				$ 4,636,397
Receivables settled				58,828
Deemed dividend to the related party				15,422,431
Advance amount		$ 686,579				$ 840,243
Director
RELATED PARTY TRANSACTIONS
Advance amount							$ 9,000
AtlasFintech Holdings Corp
RELATED PARTY TRANSACTIONS
Business combination expense		$ 803,860		$ 803,860
AtlasFintech Holdings Corp | Pre Reverse Split
RELATED PARTY TRANSACTIONS
Shares issued as settlement in related party payable	2,788,276
AtlasFintech Holdings Corp | Post Reverse Split
RELATED PARTY TRANSACTIONS
Shares issued as settlement in related party payable	46,471
Quantum Ventures LLC
RELATED PARTY TRANSACTIONS
Shares transferred			56,073
Pay of interest on debt			$ 47,750
Accrued amount			$ 55,087